Total Fees Earned from Management of the Containers, Including Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Fees from affiliated Owner	$ 3,575	$ 2,994	$ 2,994
Fees from unaffiliated Owners	11,334	10,073	8,556
Total Management Fees
Related Party Transaction [Line Items]
Management fees	16,879	14,994	13,420
Total Management Fees | Fees from Owners
Related Party Transaction [Line Items]
Management fees	14,909	13,067	11,550
Total Management Fees | Other Fees
Related Party Transaction [Line Items]
Management fees	$ 1,970	$ 1,927	$ 1,870